Convertible Notes - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2020	Aug. 31, 2020	Dec. 31, 2020
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument Face, Amount		$ 8.0
Series B Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument convertible number of shares issued	5,485,858
Series B Redeemable Convertible Preferred Stock [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument amount due at the time of conversion	$ 8.1
Debt instrument convertible number of shares issued	5,485,858
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage		8.00%
Debt instrument maturity month year		2021-02
Minimum threshold qualified financing on sale of preferred stock		$ 25.0
Debt instrument conversion price percentage over fixed price per share		90.00%
Change in fair value of convertible notes			$ 0.7